Leases - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Text block [abstract]
Total cash outflow for leases	¥ 537	¥ 694	¥ 713